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                                                                    SEC USE ONLY

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended JUNE 30, 2003.

                (Please read instructions before preparing form.)

If amended report check here: [ ]

GENESIS ASSET MANAGEMENT LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 500      SAN FRANCISCO         CA        94133
--------------------------------------------------------------------------------
Business Address         (Street)         (City)           (State)     (Zip)

GAIL P. SENECA                 415-486-6725            PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 22 day of JULY 2003.

                                             GENESIS ASSET MANAGEMENT LLC
                                             ----------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/  Gail P. Seneca
                                             ----------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:     Name:                  13F File No.:
--------------------- ----------------  ---------------------- ----------------
1.                                      6.
--------------------- ----------------  ---------------------- ----------------
2.                                      7.
--------------------- ----------------  ---------------------- ----------------
3.                                      8.
--------------------- ----------------  ---------------------- ----------------
4.                                      9.
--------------------- ----------------  ---------------------- ----------------
5.                                      10.
--------------------- ----------------  ---------------------- ----------------

                                                                 SEC 1685 (5/91)
                Copyright (c)1992. NRS Systems, Inc. (Portions of Software Only)

Seneca Capital Management LLC
FORM 13F
2q03 Genesis 13F
30-Jun-03

                                                                                             Voting Authority
                                                                                             -----------------
                                                      Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                      Title of CUSIP   (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole    Shared  None
------------------------------    -----------------  --------  --------  ---  ----  -------  --------  -------  ------  ----
Altera Corp                       COM  021441100       2,736     166540  SH         Defined            166,540
AmerisourceBergen Corporation     COM  03073E105       2,563      36960  SH         Defined             36,960
Ball Corp.                        COM  058498106       1,148      25230  SH         Defined             25,230
Barr Labs Inc                     COM  068306109         774      11820  SH         Defined             11,820
Becton Dickinson & Co             COM  075887109       2,475      63710  SH         Defined             63,710
Bed Bath & Beyond Inc             COM  075896100       1,685      43410  SH         Defined             43,410
Best Buy Co Inc                   COM  086516101       2,330      53050  SH         Defined             53,050
Broadcom Corp-Cl A                COM  111320107       1,737      69720  SH         Defined             69,720
Charter One Fin Inc               COM  160903100       1,721      55195  SH         Defined             55,195
Cooper Cameron Corp               COM  216640102       2,013      39960  SH         Defined             39,960
Dollar Tree Stores Inc            COM  256747106       1,429      44980  SH         Defined             44,980
Dow Jones & Co Inc                COM  260561105       1,716      39890  SH         Defined             39,890
Ecolab Inc                        COM  278865100       1,744      68140  SH         Defined             68,140
Emulex Corp                       COM  292475209       1,070      47000  SH         Defined             47,000
Estee Lauder Companies - Cl A     COM  518439104       1,757      52390  SH         Defined             52,390
Fiserv Inc.                       COM  337738108       1,846      51780  SH         Defined             51,780
Gilead Sciences Inc               COM  375558103       3,200      57610  SH         Defined             57,610
ITT Industries Inc.               COM  450911102       1,757      26840  SH         Defined             26,840
Intersil Holding Corp             COM  46069S109       1,954      73420  SH         Defined             73,420
Ivax Corp                         COM  465823102         849      47550  SH         Defined             47,550
Jabil Circuit Inc                 COM  466313103       2,785     126040  SH         Defined            126,040
Janus Capital Group Inc.          COM  47102x105         882      53760  SH         Defined             53,760
KLA-Tencor Corporation            COM  482480100       2,585      55640  SH         Defined             55,640
Lamar Advertising Co              COM  512815101       2,055      57880  SH         Defined             57,880
Medimmune Inc                     COM  584699102       1,908      52450  SH         Defined             52,450
National Semiconductor Corp       COM  637640103       1,638      83040  SH         Defined             83,040
Network Appliance Inc             COM  64120L104       1,753     109010  SH         Defined            109,010
New York Community Bancorp        COM  649445103       1,897      65227  SH         Defined             65,227
Noble Corp                        COM  G65422100       2,033      59260  SH         Defined             59,260
Nvidia Corporation                COM  67066g104       1,481      64650  SH         Defined             64,650
Providian Financial Corp          COM  74406a102       1,383     149390  SH         Defined            149,390
Sanmina-SCI CORP                  COM  800907107       1,239     196020  SH         Defined            196,020
Staples Inc                       COM  855030102       1,549      84440  SH         Defined             84,440
Stryker Corp                      COM  863667101       1,713      24700  SH         Defined             24,700
Taiwan Semiconductors             COM  874039100         112      11120  SH         Defined             11,120
Univision Communications-A        COM  914906102       1,878      61770  SH         Defined             61,770
Weight Watchers Intl Inc          COM  948626106       1,950      42870  SH         Defined             42,870
Wellpoint Health Networks         COM  94973H108       2,317      27490  SH         Defined             27,490
William Sonoma                    COM  969904101       1,409      48260  SH         Defined             48,260
Yum! Brands Inc                   COM  988498101         220       7440  SH         Defined              7,440
REPORT SUMMARY                      40 DATA RECORDS   69,294             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED